Jan. 28, 2025
Amplify Video Game Leaders ETF
AMPLIFY VIDEO GAME LEADERS ETF
INVESTMENT OBJECTIVE
The Amplify Video Game Leaders ETF seeks investment results that generally correlate (before fees and expenses) to the total return performance of the VettaFi Video Game Leaders Index (the “Index”).
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Amplify Video Game Leaders ETF Amplify Video Game Leaders ETF
Management Fees	0.59%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.59%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Amplify Video Game Leaders ETF | Amplify Video Game Leaders ETF | USD ($)	60	189	329	738

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended September 30, 2024, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities in the video gaming industry that comprise the Index. The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund uses a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Index in approximately the same proportions as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index.

Amplify Investments LLC is the investment adviser to the Fund (“Amplify” or the “Adviser”) and Penserra Capital Management LLC (“Penserra” or the “Sub-Adviser”). VettaFi, LLC developed and maintains the Index (the “Index Provider”). The Index Provider is not affiliated with the Fund, the Adviser or the Sub-Adviser.

The Index. The Index is constructed to track the performance of a concentrated portfolio of companies that are components of the video gaming value-chain (i.e., the ecosystem of creating and distributing video games). These companies include those involved in game development and publishing, mobile games, online games, gaming graphic processing units (“GPUs”), development platforms and supporting software, hardware and peripherals (i.e., a keyboard, mouse or monitor), and the metaverse (collectively, “Gaming Activities”).

The initial universe of the Index begins with companies that are listed on an exchange in a major country that meet the following criteria: (i) an average daily trading value of $1 million USD; (ii) a free float market capitalization percentage of 20%; and (iii) a full market capitalization of $250 million USD. For additional information regarding the eligible exchanges, please see “Additional Information About the Fund’s Strategies and Risks.” From this initial universe, companies are considered for inclusion if they meet one or more of the following categories:

1.         The company derives at least 50% of its revenues from Gaming Activities;

2.         The company has at least a 20% market share in either game development or systems, mobile gaming or gaming GPUs or hardware; or

3.         The company is within the top ten based on revenue for game development and publishing, mobile gaming, development platforms and supporting software, hardware and peripherals, or metaverse.

From this eligible universe, the Index Provider selects the top twenty (20) companies based on float market capitalization for inclusion in the Index.

The Index constituents are weighted based on a banded float modified market capitalization ranking. To determine weightings, constituents are divided into three bands based on the float modified market capitalization of each company. The top five companies each receive a 10% weighting, the companies ranking 6-10 each receive a 5% weighting and the bottom 10 companies each receive a 2.5% weighting.

The Index is reconstituted and rebalanced quarterly in March, June, September, and December. The composition of the Index and the constituent weights are determined on calendar quarters on the open of trading following the third Friday of the month. Component changes are made on the open of trading following the third Friday of March, June, September and December. The Fund rebalances its portfolio in accordance with its Index, and, therefore, any changes to the Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

As of September 30, 2024, the Index had 90 constituents and had significant exposure to Japanese issuers.

Concentration Policy. The Fund will not concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any industry or group of industries, except to the extent the Index is concentrated in an industry or a group of industries. As of December 31, 2024, the Index is concentrated in the video gaming industry.

Diversification Status. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

PRINCIPAL RISKS OF INVESTING IN THE FUND
PERFORMANCE

The Fund was reorganized on or about January 29, 2024 from the Wedbush ETFMG Video Game Tech ETF (the “Predecessor Fund”), a series of the ETF Managers Trust, a Delaware statutory trust, into Amplify ETF Trust, a Massachusetts business trust. The Fund is a continuation of the Predecessor Fund and, therefore adopts the performance information of the Predecessor Fund (as shown below), which was managed by ETF Managers Group LLC. The Predecessor Fund commenced operations on March 8, 2016.

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at the Fund’s website, https://amplifyetfs.com/ or by calling the Fund at 1-855-267-3837.

Calendar Year Total Returns as of 12/31

During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 33.74% (quarter ended June 30, 2020) and the Fund’s lowest return for a calendar quarter was -22.28% (quarter ended June 30, 2022).

Average Annual Total Returns (for the periods ended December 31, 2024)
Average Annual Returns - Amplify Video Game Leaders ETF	Label	1 Year		5 Years		Since Inception		Inception Date
Amplify Video Game Leaders ETF	Return Before Taxes	11.74%		9.04%		12.88%		Mar. 08, 2016
Amplify Video Game Leaders ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	11.69%		8.83%		12.59%		Mar. 08, 2016
Amplify Video Game Leaders ETF | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	7.18%		7.20%		10.69%		Mar. 08, 2016
VettaFi Video Game Leaders Index	VettaFi Video Game Leaders Index		[1],[2]		[1],[2]		[1],[2]	Mar. 08, 2016	[1],[2]
EEFund Video Game TechTM Index (reflects no deduction for fees, expenses or taxes)	EEFund Video Game TechTM Index(reflects no deduction for fees, expenses or taxes)	13.05%	[1]	9.88%	[1]	13.39%	[1]	Mar. 08, 2016	[1]
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index(reflects no deduction for fees, expenses or taxes)	25.02%		14.53%		15.17%		Mar. 08, 2016
[1]	On January 28, 2025, the Fund ceased tracking the EEFund Video Game TechTM Index and began tracking the VettaFi Video Game Leaders Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to January 28, 2025 are not necessarily indicative of the performance that the Fund, based on its current index and investment objective, would have generated.
[2]	Performance data is not available for all the periods shown in the table for the Index because performance data does not exist for some or the entire periods. The Fund began to seek the returns of the VettaFi Video Game Leaders Index on January 28, 2025.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.